Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Common Stock subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Numerator:	$ 315,258	$ 2,452,708	$ 3,685,352
Denominator:
Basic weighted average shares outstanding	10,700,000	10,700,000
Basic net income per share	$ 0.03	$ 0.23	$ 0.88
Common Stock not subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Numerator:	$ 83,970	$ 653,292	$ 2,402,009
Denominator:
Basic weighted average shares outstanding	2,850,000	2,850,000
Basic net income per share	$ 0.03	$ 0.23	$ 0.88